Warrant Liabilities - Schedule of Changes in the Fair Value of Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Changes in the Fair Value of Warrant Liabilities [Abstract]
Balance at beginning of year
Liability assumed in business combination	230,000
Change in fair value	4,613,800
Balance at end of year	$ 4,843,800